Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions and Balances
Related Party Transactions and Balances

a)
The Partnership has entered into an omnibus agreement with Teekay Corporation, Teekay LNG Partners L.P., the general partner and others governing, among other things, when the Partnership, Teekay Corporation and Teekay LNG Partners L.P. may compete with each other and certain rights of first offering on liquefied natural gas carriers, conventional tankers, shuttle tankers, FSO units and FPSO units.

b)
In May 2013, the Partnership entered into an agreement with Statoil ASA (or Statoil), on behalf of the field license partners, to provide an FSO unit for the Gina Krog oil and gas field located in the North Sea. The contract has been serviced since early-October 2017 by a new FSO unit that was converted from the Randgrid shuttle tanker, which conversion commenced during the second quarter of 2015 (see note 14a). The Partnership received project management and engineering services from certain subsidiaries of Teekay Corporation relating to this FSO unit conversion. The costs for these services have been capitalized and included as part of vessels and equipment. Cumulative project management and engineering costs paid to Teekay Corporation subsidiaries were $18.0 million as of December 31, 2017 (December 31, 2016 - $13.8 million).

c)
In December 2014, the Partnership entered into an agreement with a consortium led by Queiroz Galvão Exploração e Produção SA (or QGEP) to provide an FPSO unit for the Atlanta field located in the Santos Basin offshore Brazil. In connection with the contract with QGEP, the Partnership acquired the Petrojarl I FPSO from Teekay Corporation for a purchase price of $57 million (see note 14c). The Partnership has received project management and engineering services from certain subsidiaries of Teekay Corporation relating to this FPSO unit upgrade. The costs for these services are capitalized and included as part of advances on newbuilding contracts and conversion costs and will be reclassified to vessels and equipment upon commencement of operations of the unit, which is expected during the second quarter of 2018. Cumulative project management and engineering costs paid to Teekay Corporation subsidiaries were $4.5 million as of December 31, 2017 (December 31, 2016 - $2.8 million).

d)
In June 2015, the Partnership entered into 15-year contracts, plus extension options, with a group of oil companies to provide shuttle tanker services for oil production on the East Coast of Canada. The Partnership entered into contracts to construct three Suezmax DP2 shuttle tanker newbuildings. These vessels will replace the existing vessels servicing the East Coast of Canada. Two of the three newbuildings delivered in October and November 2017, respectively and the third vessel delivered in March 2018 (see note 14e). The Partnership has received project management and engineering services from certain subsidiaries of Teekay Corporation relating to the construction of these shuttle tankers. The costs for these services are capitalized and included as part of advances on newbuilding contracts and conversion costs and are reclassified to vessels and equipment upon delivery of the vessels. Project management and engineering costs paid to Teekay Corporation subsidiaries amounted to $3.8 million as of December 31, 2017 (December 31, 2016 - $2.2 million).

e)	During 2017, two shuttle tankers and three FSO units of the Partnership were employed on long-term time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation.

f)
Effective July 1, 2016, the Partnership issued the 2016 Teekay Corporation Promissory Note to a subsidiary of Teekay Corporation to re-finance existing promissory notes issued to Teekay Corporation. The 2016 Teekay Corporation Promissory Note bore interest at an annual rate of 10.00% on the outstanding principal balance, which was payable quarterly, and of which (a) 5.00% was payable in cash and (b) 5.00% was payable in common units of the Partnership, or in cash, at the election of Teekay Corporation. If the Partnership paid cash for the second 5.00% of interest, the Partnership was required to raise at least an equal amount of cash proceeds from the issuance of common units in advance of or within six months following the applicable interest payment date. The outstanding principal balance of the 2016 Teekay Corporation Promissory Note, together with accrued interest, was payable in full on January 1, 2019. During the year ended December 31, 2017, the Partnership incurred $14.6 million of interest expense (December 31, 2016 - $10.0 million), of which $9.6 million was paid in cash (December 31, 2016 - $7.5 million) and the remainder was settled through the issuance of 1.7 million common units of the Partnership (December 31, 2016 - 0.5 million common units) under the terms of the 2016 Teekay Corporation Promissory Note. On September 25, 2017, the Partnership, Teekay Corporation and Brookfield entered into an agreement to amend and restate this promissory note (see note 11g).

g)
Effective September 25, 2017, the Partnership, Teekay Corporation and Brookfield amended and restated the 2016 Teekay Corporation Promissory Note to create the Brookfield Promissory Note, concurrently with Brookfield’s acquisition of the promissory note from a subsidiary of Teekay Corporation. The amendments, among other things, extended the maturity date of the promissory note to January 1, 2022. The Brookfield Promissory Note bears interest at an annual rate of 10.00% on the outstanding principal balance, which is payable quarterly. The outstanding principal balance of the Brookfield Promissory Note, which as at December 31, 2017, was $200.0 million, together with accrued interest, is payable in full on January 1, 2022. During the year ended December 31, 2017, the Partnership incurred $5.3 million (December 31, 2016 - nil) of interest expense under the terms of the Brookfield Promissory Note. The Brookfield Promissory Note was recorded at its relative fair value based on the allocation of net proceeds invested by Brookfield, as at September 25, 2017 (see note 16).

h)
In June 2016, as part of various other financing initiatives, Teekay Corporation agreed to provide financial guarantees for the Partnership's liabilities associated with the long-term debt financing relating to the East Coast of Canada newbuilding shuttle tankers until their deliveries, and for certain of the Partnerships interest rate swaps and cross currency swaps until early-2019. The guarantees covered liabilities totaling up to a maximum amount of $495.0 million. During the year ended December 31, 2017, a guarantee fee of $5.8 million (December 31, 2016 - $3.7 million) was recognized in interest expense on the Partnership's consolidated statements of (loss) income, which represents the estimated fee a third party would charge to provide such financial guarantees. The guarantee fee was accounted for as an equity contribution by Teekay Corporation in the Partnership's consolidated statement of changes in total equity, as Teekay Corporation has provided such financial guarantees at no cost to the Partnership. Effective September 25, 2017, the Partnership secured the release, for fees to the applicable counterparties, of all of these financial guarantees provided by Teekay Corporation relating to the Partnership's interest rate swap, cross currency swap agreements and East Coast of Canada financing.

i)
Teekay Corporation and its wholly-owned subsidiaries directly and indirectly provide substantially all of the Partnership’s commercial, technical, crew training, strategic, business development and administrative service needs. In addition, the Partnership reimburses the general partner for expenses incurred by the general partner that are necessary or appropriate for the conduct of the Partnership’s business. Prior to September 25, 2017, Teekay Corporation owned all of the general partner; as part of the Brookfield Transaction, Teekay Corporation sold to Brookfield 49% of the general partner ownership interests. The Partnership's related party transactions were as follows for the periods indicated:

	Year Ended December 31,
	2017 $	2016 $	2015 $
Revenues (1)	49,509	49,228	68,734
Vessel operating expenses (2)	(32,346)	(34,629)	(39,779)
General and administrative (3)(4)	(31,340)	(29,944)	(52,257)
Interest expense (5)(6)(7)(8)(9)	(25,882)	(22,400)	(5,556)

(1)
Includes revenue from time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation, including management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation. The year ended December 31, 2016 includes an early termination fee received by the Partnership from Teekay Corporation of $4.0 million and the year ended December 31, 2015 includes an early termination fee paid by the Partnership to Teekay Corporation of $1.8 million.

(2)	Includes ship management and crew training services provided by Teekay Corporation.

(3)
Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and the general partner for costs incurred on the Partnership’s behalf.

(4)
Includes business development fees of $9.7 million, $2.2 million and $2.0 million to Teekay Corporation in connection with the acquisition of the Petrojarl Knarr FPSO unit, six long-distance towing and offshore installation vessels, and the Arendal Spirit UMS, respectively, during the year ended December 31, 2015.

(5)
Includes a guarantee fee to Teekay Corporation related to the final bullet payment of the Piranema Spirit FPSO debt facility, which was repaid in March 2017, and for the Partnership's liabilities associated with the long-term debt financing relating to the East Coast of Canada shuttle tanker newbuildings and certain of the Partnerships interest rate swaps and cross currency swaps until September 25, 2017 (see notes 11h and 12).

(6)
Includes interest expense of $5.3 million and accretion expense of $2.2 million for the year ended December 31, 2017 incurred on the Brookfield Promissory Note (see note 11g). The Brookfield Promissory Note was recorded at its relative fair value at its acquisition date of $163.6 million and is recorded net of debt issuance costs on the Partnership's consolidated balance sheet as at December 31, 2017. The outstanding principal balance, together with accrued interest, is payable in full on January 1, 2022.

(7)	Includes interest expense of $14.6 million for the year ended December 31, 2017 (December 31, 2016 - $10.0 million), incurred on the 2016 Teekay Corporation Promissory Note (see note 11f).

(8)
Includes interest expense of $5.0 million for the year ended December 31, 2016, incurred on a $100.0 million six-month loan made by Teekay Corporation to the Partnership on January 1, 2016, which bore interest at an annual rate of 10.00% on the outstanding principal balance. The loan was refinanced on July 1, 2016 under the 2016 Teekay Corporation Promissory Note.

(9)
Includes interest expense of $3.2 million for the year ended December 31, 2016, incurred on a $100 million convertible promissory note issued to Teekay Corporation, which bore interest at an annual rate of 6.50% on the outstanding principal balance. The convertible promissory note was refinanced on July 1, 2016 under the 2016 Teekay Corporation Promissory Note.

j)
At December 31, 2017, amounts due from affiliates totaled $37.4 million (December 31, 2016 - $77.8 million) and due to affiliates totaled $271.5 million (December 31, 2016 - $296.6 million). Amounts due to and from affiliates, other than the Brookfield Promissory Note, are non-interest bearing and unsecured, and all current due to and from affiliates balances are expected to be settled within the next fiscal year in the normal course of operations or from financings.